Shareholder Report, Line Graph (Details) - USD ($)		7 Months Ended	19 Months Ended	31 Months Ended	43 Months Ended	55 Months Ended	67 Months Ended	79 Months Ended
	Jun. 03, 2019 [1]	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Rule One Fund - Founders Class Shares
Account Value [Line Items]
Accumulated Value	$ 20,000	$ 20,100	$ 22,510	$ 25,406	$ 23,160	$ 28,030	$ 32,631	$ 32,977
S&P 500® Index
Account Value [Line Items]
Accumulated Value	20,000	23,814	28,195	36,289	29,716	37,528	46,918	55,306
Dow Jones Industrial Average Total Return Index
Account Value [Line Items]
Accumulated Value	$ 20,000	$ 23,307	$ 25,573	$ 30,930	$ 28,807	$ 33,469	$ 38,485	$ 44,229

[1]	Inception